Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Asset and Liability Management Derivative Positions of Company

The following table summarizes the asset and liability management derivative positions of the Company:

	Asset Derivatives			Liability Derivatives
(Dollars in Millions)	Notional Value	Fair Value	Weighted-Average Remaining Maturity In Years	Notional Value	Fair Value	Weighted-Average Remaining Maturity In Years
December 31, 2013
Fair value hedges
Interest rate contracts
Receive fixed/pay floating swaps	$500	$22	2.09	$–	$–	–
Cash flow hedges
Interest rate contracts
Pay fixed/receive floating swaps	772	26	6.25	4,288	498	2.46
Receive fixed/pay floating swaps	7,000	26	.84	–	–	–
Net investment hedges
Foreign exchange forward contracts	–	–	–	1,056	4	.04
Other economic hedges
Interest rate contracts
Futures and forwards
Buy	2,310	9	.07	1,025	7	.06
Sell	5,234	58	.08	346	4	.17
Options
Purchased	2,300	–	.07	–	–	–
Written	1,902	17	.07	2	–	.08
Receive fixed/pay floating swaps	–	–	–	3,540	56	10.22
Foreign exchange forward contracts	6,813	24	.02	2,121	4	.02
Equity contracts	79	3	1.62	–	–	–
Credit contracts	1,209	4	4.04	2,352	7	3.08
Total	$28,119	$189		$14,730	$580
December 31, 2012
Fair value hedges
Interest rate contracts
Receive fixed/pay floating swaps	$500	$30	3.09	$–	$–	–
Cash flow hedges
Interest rate contracts
Pay fixed/receive floating swaps	32	–	9.88	4,528	718	3.79
Receive fixed/pay floating swaps	7,000	45	1.84	–	–	–
Net investment hedges
Foreign exchange forward contracts	758	1	.07	–	–	–
Other economic hedges
Interest rate contracts
Futures and forwards
Buy	11,164	138	.07	2,921	13	.04
Sell	6,299	18	.11	12,223	57	.09
Options
Purchased	2,435	–	.07	–	–	–
Written	4,991	123	.12	4	–	.06
Receive fixed/pay floating swaps	350	1	10.21	3,775	14	10.21
Foreign exchange forward contracts	618	4	.03	1,383	6	.01
Equity contracts	31	–	2.80	27	–	2.46
Credit contracts	1,056	3	4.56	1,947	10	3.11
Total	$35,234	$363		$26,808	$818

Customer-Related Derivative Positions of Company

The following table summarizes the customer-related derivative positions of the Company:

	Asset Derivatives			Liability Derivatives
(Dollars in Millions)	Notional Value	Fair Value	Weighted-Average Remaining Maturity In Years	Notional Value	Fair Value	Weighted-Average Remaining Maturity In Years
December 31, 2013
Interest rate contracts
Receive fixed/pay floating swaps	$11,717	$600	5.11	$7,291	$106	5.57
Pay fixed/receive floating swaps	6,746	114	6.03	12,361	560	4.90
Options
Purchased	3,489	33	4.53	–	–	–
Written	–	–	–	3,489	33	4.53
Foreign exchange rate contracts
Forwards, spots and swaps	10,970	457	.59	9,975	427	.62
Options
Purchased	364	11	.53	–	–	–
Written	–	–	–	364	11	.53
Total	$33,286	$1,215		$33,480	$1,137
December 31, 2012
Interest rate contracts
Receive fixed/pay floating swaps	$16,671	$1,085	4.78	$1,090	$15	9.30
Pay fixed/receive floating swaps	928	14	11.12	16,923	1,042	4.74
Options
Purchased	3,046	16	5.24	28	–	4.42
Written	286	–	.75	2,788	16	5.68
Foreign exchange rate contracts
Forwards, spots and swaps	12,186	322	.43	11,861	286	.44
Options
Purchased	323	6	.55	–	–	–
Written	–	–	–	323	6	.55
Total	$33,440	$1,443		$33,013	$1,365

Summary of Effective Portion of Gains (Losses) Recognized in Other Comprehensive Income (Loss) and Gains (Losses) Reclassified from Other Comprehensive Income (Loss) into Earnings

The table below shows the effective portion of the gains (losses) recognized in other comprehensive income (loss) and the gains (losses) reclassified from other comprehensive income (loss) into earnings (net-of-tax) for the years ended December 31:

	Gains (Losses) Recognized in Other Comprehensive Income (Loss)			Gains (Losses) Reclassified from Other Comprehensive Income (Loss) into Earnings
(Dollars in Millions)	2013	2012	2011	2013	2012	2011
Asset and Liability Management Positions
Cash flow hedges
Interest rate contracts (a)	$25	$(46)	$(213)	$(118)	$(131)	$(138)
Net investment hedges
Foreign exchange forward contracts	(45)	(19)	34	–	–	–
Non-derivative debt instruments	–	20	–	–	–	–

Note:	Ineffectiveness on cash flow and net investment hedges was not material for the years ended December 31, 2013, 2012 and 2011.
(a)	Gains (Losses) reclassified from other comprehensive income (loss) into interest income on loans and interest expense on long-term debt.

Summary of Gains (Losses) Recognized in Earnings for Fair Value Hedges, Other Economic Hedges and Customer-Related Positions

The table below shows the gains (losses) recognized in earnings for fair value hedges, other economic hedges and the customer-related positions for the years ended December 31:

(Dollars in Millions)	Location of Gains (Losses) Recognized in Earnings	2013	2012	2011
Asset and Liability Management Positions
Fair value hedges (a)
Interest rate contracts	Other noninterest income	$(9)	$3	$(36)
Foreign exchange cross-currency swaps	Other noninterest income	–	42	(69)
Other economic hedges
Interest rate contracts
Futures and forwards	Mortgage banking revenue	615	437	23
Purchased and written options	Mortgage banking revenue	243	854	456
Receive fixed/pay floating swaps	Mortgage banking revenue	(322)	175	518
Pay fixed/received floating swaps	Mortgage banking revenue	–	–	1
Foreign exchange forward contracts	Commercial products revenue	49	(63)	(81)
Equity contracts	Compensation expense	2	2	1
Credit contracts	Other noninterest income/expense	6	(8)	–
Customer-Related Positions
Interest rate contracts
Receive fixed/pay floating swaps	Other noninterest income	(361)	(118)	302
Pay fixed/receive floating swaps	Other noninterest income	378	124	(317)
Foreign exchange rate contracts
Forwards, spots and swaps	Commercial products revenue	51	50	53

(a)	Gains (Losses) on items hedged by interest rate contracts and foreign exchange forward contracts, included in noninterest income (expense), were $8 million and zero for the year ended December 31, 2013, respectively, $(3) million and $(44) million for the year ended December 31, 2012, respectively, and $29 million and $72 million for the year ended December 31, 2011, respectively. The ineffective portion was immaterial for the years ended December 31, 2013, 2012 and 2011.